Personnel Expenses	12 Months Ended
Dec. 31, 2021
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Personnel Expenses
19.	Personnel Expenses
Details of personnel expenses for the years ended December 31, 2019, 2020 and 2021 are as follows:

(In millions of won)
	2019		2020	2021
Salaries and wages	~~W~~	2,553,485	2,326,792	3,138,798
Other employee benefits		473,916	444,090	589,598
Contributions to National Pension plan		73,148	67,241	68,962
Expenses related to defined benefit plans and defined contribution plans		163,757	161,285	144,739

	~~W~~	3,264,306	2,999,408	3,942,097